Loss of Acquisition Deposit (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Loss of Acquisition Deposit (Details) [Line Items]
Payment of acquisition deposit	$ 2.8	¥ 20
Shanghai Shengran Information Technology Co., Ltd. [Member]
Loss of Acquisition Deposit (Details) [Line Items]
Interest rate	100.00%	100.00%